Employee Benefit Expenses (Details) - Schedule of employee benefit expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Employee Benefit Expenses Abstract
Wages and salaries	£ 132,742	£ 71,219	£ 10,913
Employer’s national insurance	13,990	7,772	2,092
Short-term non-monetary benefits	1,114	430	416
Defined contribution pension cost	6,387	3,408	871
Share-based payment expenses	44,496	43,871	3,759
Total employee benefit expenses	£ 198,729	£ 126,700	£ 18,051